Shareholder Report, Line Graph (Details) 197240_Pzena Emerging Markets Value Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2026
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Class
Accumulated Value	$ 2,406,768	$ 2,189,659	$ 1,882,454	$ 1,942,836	$ 1,928,654	$ 1,439,697	$ 1,627,029	$ 1,741,496	$ 1,420,081	$ 1,000,000	$ 3,700,639
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EM (EMERGING MARKETS) Net (USD)
Accumulated Value	1,840,395	1,671,974	1,537,700	1,815,133	2,032,323	1,493,833	1,522,500	1,689,557	1,294,578	1,000,000	$ 2,759,869
MSCI EM (EMERGING MARKETS) VALUE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EM (EMERGING MARKETS) VALUE Net (USD)
Accumulated Value	$ 1,770,267	$ 1,653,679	$ 1,464,681	$ 1,674,946	$ 1,708,446	$ 1,365,412	$ 1,504,841	$ 1,622,116	$ 1,324,200	$ 1,000,000	$ 2,653,545